Leases (Details) ₨ in Millions			12 Months Ended
	Jan. 15, 2025	Nov. 25, 2024	Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 USD ($)	Jan. 08, 2025	Dec. 31, 2024 USD ($)	Apr. 30, 2024 USD ($)
Leases [Line Items]
Outstanding liability		50.00%
Interest amount							$ 226,093
Rental expense			$ 66,915
Lease liability			363,545		$ 369,007
Lease commitment			5,692,363
Lease rentals			$ 625,523		$ 844,424
EMI interest rate			1.00%	1.00%
EMI overdue amount			$ 43,063
Interest on unpaid overdue			1.50%	1.50%
Overdue unpaid term of contract			60 days	60 days
Outstanding debt payable			$ 1,200,000	₨ 10
Interest rate on due and payable			1.50%	1.50%
Fixed deposit			$ 130,238
Conditional waiver			$ 1,200,000
Interest charge			15.00%	15.00%
Leaseplan India Private Limited [Member]
Leases [Line Items]
Lease rentals			$ 813,976
Orix [Member]
Leases [Line Items]
Annual interest percentage							18.00%
Subsequent Event [Member]
Leases [Line Items]
Outstanding liability	50.00%
Number of installments Outstanding liability	12 monthly
Interest rate						8.25%
Fixed deposit								$ 127,609
Subsequent Event [Member] | Orix [Member]
Leases [Line Items]
Interest percentage	12.00%
Minimum [Member]
Leases [Line Items]
Lease term of operating leases			3 years				3 years
Interest rate							1.00%
Maximum [Member]
Leases [Line Items]
Lease term of finance leases			7 years				7 years
Interest rate							1.50%